Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
Schedule of provision for income taxes

	2021	2020
	$	$
Loss from continuing operations before income taxes	(33,937,956)	(28,452,232)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(8,993,558)	(7,539,841)
Permanent differences	3,758,401	2,235,657
Book to filing adjustments	75,474	(1,545,244)
Share issuance cost booked directly to equity	(377,378)	(584,538)
Foreign exchange	(120)	(370,457)
Change in tax benefits not recognized	5,537,181	7,804,423
	-	-

Schedule of deferred tax assets (liabilities)
	2021	2020
	$	$
Other investments	-	-
Capital losses carried forward	-	-
Total	-	-

Schedule of temporary differences for which no deferred tax asset is recognised
	2021	2020
	$	$
Non-capital losses - Canada	63,216,617	44,897,393
Net-operating loss - US	5,111,610	5,032,915
Unrealized foreign exchange loss	94,733	94,733
Share-issuance costs	3,349,261	3,419,003
Other investments	5,308,027	4,449,544
IFRS 16	87,050	125,962
Property, plant and equipment	167,653	88,248
Total	77,334,951	58,107,798

Schedule of non-capital loss carryforwards
$
2038	6,471,979
2039	11,464,501
2040	23,261,185
2041	22,018,952
63,216,617